Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2021
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2021	2020	2019
	US$'000	US$'000	US$'000
Fixed remuneration	5,244	5,086	5,404
Variable remuneration	1,209	756	254
Contributions to pension plans and insurance policies	373	319	350
Share-based compensation	3,627	2,017	4,882
Termination benefits	119	1,886	1,147
Other remuneration	17	9	7
Total	10,589	10,073	12,044